UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                      New York, NY                 May 15, 2009
-----------------              --------------------          -------------------
 [Signature]                      [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total: $290,645
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number               Name
---      --------------------               ----------------
1.       028-11646                          JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC


COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------------              --------------  ---------   --------  ------------------- ------------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------              --------------  ---------   --------  ---------  --- ---- ------------- -------- -------  --------- ----
MAX CAPITAL GROUP LTD         SHS           G6052F103    1,927      111,800  SH       Shared-Defined   1                 111,800
NICHOLAS FINANCIAL INC        COM NEW       65373J209      683      260,764  SH       Shared-Defined   1                 260,764
ONEBEACON INSURANCE GROUP LT  CL A          G67742109    2,614      270,595  SH       Shared-Defined   1                 270,595
AMERICAN BANCORP N J INC      COM           02407E104    7,356      778,416  SH       Shared-Defined   1                 778,416
ANNALY CAP MGMT INC           COM           035710409   14,737    1,062,500  SH       Shared-Defined   1               1,062,500
ANWORTH MORTGAGE ASSET CP     COM           037347101   10,454    1,705,339  SH       Shared-Defined   1               1,705,339
AON CORP                      COM           037389103    7,654      187,500  SH       Shared-Defined   1                 187,500
AXIS CAPITAL HOLDINGS         SHS           G0692U109    5,241      232,500  SH       Shared-Defined   1                 232,500
BENEFICIAL MUTUAL BANCORP IN  COM           08173R104    2,652      269,246  SH       Shared-Defined   1                 269,246
BERKSHIRE HILLS BANCORP INC   COM           084680107    5,272      230,000  SH       Shared-Defined   1                 230,000
BROOKLINE BANCORP INC DEL     COM           11373M107    2,334      245,700  SH       Shared-Defined   1                 245,700
BROOKLYN FEDERAL BANCORP INC  COM           114039100    3,450      312,800  SH       Shared-Defined   1                 312,800
CAPE BANCORP INC              COM           139209100    6,568      934,265  SH       Shared-Defined   1                 934,265
CAPE BANCORP INC              COM           139209100    2,293      326,144  SH            Sole        None  326,144
CAPSTEAD MTG CORP             COM NO PAR    14067E506    7,543      702,370  SH       Shared-Defined   1                 702,370
CARE INVESTMENT TRUST INC     COM           141657106    4,936      904,063  SH       Shared-Defined   1                 904,063
CENTER BANCORP INC            COM           151408101    5,131      710,600  SH       Shared-Defined   1                 710,600
CENTURY BANCORP INC           CL A NON VTG  156432106    3,993      298,000  SH       Shared-Defined   1                 298,000
CHUBB CORP                    COM           171232101    7,406      175,000  SH       Shared-Defined   1                 175,000
CLIFTON SVGS BANCORP INC      COM           18712Q103    5,851      585,101  SH       Shared-Defined   1                 585,101
CHICOPEE BANCORP INC          COM           168565109    4,851      407,639  SH       Shared-Defined   1                 407,639
CHICOPEE BANCORP INC          COM           168565109    1,354      113,715  SH            Sole        None  113,715
DOLLAR FINL CORP              COM           256664103    7,902      830,066  SH       Shared-Defined   1                 830,066
ESSA BANCORP INC              COM           29667D104    8,300      623,600  SH       Shared-Defined   1                 623,600
ESSA BANCORP INC              COM           29667D104    1,657      124,509  SH            Sole        None  124,509
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW       38144H208      612      815,838  SH       Shared-Defined   1                 815,838
GREENLIGHT CAPITAL RE LTD     CLASS A       G4095J109    1,198       75,000  SH       Shared-Defined   1                  75,000
HATTERAS FINL CORP            COM           41902R103   12,495      500,000  SH       Shared-Defined   1                 500,000
HOME BANCORP INC              COM           43689E107    2,917      298,281  SH       Shared-Defined   1                 298,281
HOME BANCORP INC              COM           43689E107    3,444      352,162  SH            Sole        None  352,162
HOME FED BANCORP INC MD       COM           43710G105    3,590      411,200  SH       Shared-Defined   1                 411,200
INVESTORS BANCORP INC         COM           46146P102      414       48,900  SH       Shared-Defined   1                  48,900
JPMORGAN CHASE & CO           COM           46625H100   17,011      640,000  SH       Shared-Defined   1                 640,000
LIBERTY BANCORP INC           COM           53017Q102    1,690      249,255  SH       Shared-Defined   1                 249,255
LOEWS CORP                    COM           540424108   13,260      600,000  SH       Shared-Defined   1                 600,000
LOUISANA BANCORP INC NEW      COM           54619P104    1,127       88,034  SH       Shared-Defined   1                  88,034
LOUISANA BANCORP INC NEW      COM           54619P104    2,100      164,011  SH            Sole        None  164,011
LAKE SHORE BANCORP INC        COM           510700107      976      144,595  SH       Shared-Defined   1                 144,595
LAKE SHORE BANCORP INC        COM           510700107    1,683      249,302  SH            Sole        None  249,302
MFA FINANCIAL INC             COM           55272X102    9,849    1,675,000  SH       Shared-Defined   1               1,675,000
NEWPORT BANCORP INC           COM           651754103    4,007      362,600  SH       Shared-Defined   1                 362,600
NORTHEAST CMNTY BANCORP INC   COM           664112109    3,869      519,337  SH       Shared-Defined   1                 519,337
NORTHEAST CMNTY BANCORP INC   COM           664112109      740       99,300  SH            Sole        None   99,300
ORITANI FINL CORP             COM           686323106    5,191      370,801  SH       Shared-Defined   1                 370,801
PLATINUM UNDERWRITER HLDGS L  COM           G7127P100   14,330      505,300  SH       Shared-Defined   1                 505,300
PROSHARES TR                  PSHS ULTSH
                               20YRS        74347R297    8,728      200,000  SH       Shared-Defined   1                 200,000
PROVIDENT FINL HLDGS INC      COM           743868101    3,023      574,700  SH       Shared-Defined   1                 574,700
ROMA FINANCIAL CORP           COM           77581P109    1,535      118,500  SH       Shared-Defined   1                 118,500
SPECIALTY UNDERWRITERS ALLIA  COM           84751T309    1,043      287,197  SH       Shared-Defined   1                 287,197
TECHE HLDG CO                 COM           878330109    1,319       43,244  SH       Shared-Defined   1                  43,244
TECHE HLDG CO                 COM           878330109    2,173       71,231  SH            Sole        None   71,231
TFS FINL CORP                 COM           87240R107    7,628      628,827  SH       Shared-Defined   1                 628,827
UNITED FINANCIAL BANCORP INC  COM           91030T109    5,075      387,700  SH       Shared-Defined   1                 387,700
UNITED WESTN BANCORP INC      COM           913201109    1,899      389,100  SH       Shared-Defined   1                 389,100
VIEWPOINT FINL GROUP          COM           926727108      972       80,800  SH       Shared-Defined   1                  80,800
WATERSTONE FINANCIAL INC      COM           941888109       59       28,986  SH       Shared-Defined   1                  28,986
WHITE MTNS INS GROUP LTD      COM           G9618E107    3,779       21,980  SH       Shared-Defined   1                  21,980
WILLIS LEASE FINANCE CORP     COM           970646105    7,346      694,368  SH       Shared-Defined   1                 694,368
WILLIS LEASE FINANCE CORP     COM           970646105    4,724      446,527  SH            Sole        None  446,527
ZENITH NATL INS CORP          COM           989390109    8,680      360,000  SH       Shared-Defined   1                 360,000





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